UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	07/31/2009

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS OPPORTUNITY FUNDS - DREYFUS GLOBAL SUSTAINABILITY FUND (Class A, C and I)

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Sustainability Fund
July 31, 2009 (Unaudited)

Common Stocks--97.9%	Shares	Value ($)
Australia--2.3%
BHP Billiton	2,739	86,705
National Australia Bank	3,400	69,185
		155,890
Canada--3.9%
EnCana	1,100	59,015
Nexen	3,000	62,430
Royal Bank of Canada	2,000	94,940
TELUS	1,900	54,853
		271,238
France--6.9%
BNP Paribas	1,550	113,001
Cie Generale d'Optique Essilor International	593	32,878
Sanofi-Aventis	1,185	77,625
Technip	1,164	70,377
Total	1,767	97,995
Unibail-Rodamco	472	82,478
		474,354
Germany--5.2%
Allianz	579	57,107
BASF	2,216	111,051
Munchener Ruckversicherungs	573	86,643
Puma	153	38,779
Siemens	800	63,853
		357,433
Greece--1.2%
Coca-Cola Hellenic Bottling	3,477	79,292
Italy--3.3%
Enel	7,868	42,754
ENI	5,373	125,057
Telecom Italia	36,711	57,452
		225,263
Japan--8.5%
Asahi Glass	14,000	121,617
Denso	2,000	59,075
Nomura Holdings	8,000	70,087
Rohm	1,200	89,279
Sumitomo Electric Industries	6,000	74,758
Toyota Motor	2,500	105,416
Trend Micro	2,000	69,115
		589,347
Netherlands--6.4%
Akzo Nobel	1,300	71,327
ASML Holding	3,091	80,931
Heineken	1,879	75,014
ING Groep	6,430	82,463
Royal Dutch Shell, Cl. A	5,041	132,490

		442,225
Norway--1.3%
StatoilHydro	4,100	87,626
Portugal--.9%
Energias de Portugal	15,635	62,018
Spain--8.4%
Abertis Infraestructuras	3,002	62,170
ACS Actividades de Construccion y Servicios	1,803	96,085
Banco Santander	4,733	68,538
Enagas	3,503	69,275
Fomento de Construcciones y Contratas	1,875	75,229
Iberdrola	6,712	57,591
Telefonica	5,978	148,724
		577,612
Switzerland--8.5%
Baloise Holding	507	40,421
Credit Suisse Group	2,100	99,237
Holcim	1,100	66,804
Nestle	1,900	78,194
Novartis	1,883	86,234
Roche Holding	376	59,286
Swiss Reinsurance	2,137	81,988
Swisscom	226	74,177
		586,341
United Kingdom--18.8%
Anglo American	2,280 a	73,507
AstraZeneca	1,297	60,729
Aviva	12,123	71,030
BP	15,235	126,534
British Land	9,397	68,283
Compass Group	17,116	92,208
GlaxoSmithKline	8,561	164,316
HSBC Holdings	6,552	66,298
Investec	10,600	71,535
Ladbrokes	25,600	75,050
Legal & General Group	55,596	59,855
SABMiller	3,245	75,184
Shaftesbury	9,808	54,148
Taylor Wimpey	110,486	71,979
Unilever	4,224	111,485
United Utilities Group	7,699	57,970
		1,300,111
United States--22.3%
Baxter International	1,100	62,007
Becton, Dickinson & Co.	800	52,120
Cisco Systems	3,000 a	66,030
Dr. Pepper Snapple Group	3,000 a	73,830
General Electric	8,700	116,580
Health Net	3,600 a	48,708
Hewlett-Packard	1,000	43,300
Humana	1,800 a	59,130
Intel	6,100	117,425

International Business Machines	1,800	212,274
Kimberly-Clark	1,200	70,140
Kraft Foods, Cl. A	4,100 a	116,194
McDonald's	2,200	121,132
Praxair	1,200	93,816
Quest Diagnostics	1,400	76,468
Symantec	4,100	61,213
UnitedHealth Group	3,400	95,404
Waste Management	2,000	56,220
		1,541,991
Total Common Stocks
(cost $5,996,522)		6,750,741

Other Investment--2.5%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $169,000)	169,000 b	169,000
Total Investments (cost $6,165,522)	100.4%	6,919,741
Liabilities, Less Cash and Receivables	(.4%)	(26,032)
Net Assets	100.0%	6,893,709

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At July 31, 2009 , the aggregate cost of investment securities for income tax purposes was $6,165,522. Net unrealized appreciation on investments was $754,219 of which $817,731 related to appreciated investment securities and $63,512 related to depreciated investment securities.

At July 31, 2009, the fund held the following forward foreign currency exchange contracts

				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 7/31/2009($)
Purchases:
Euro,
Expiring 8/3/2009	130,284	183,062	185,693	2,631
Japanese Yen,
Expiring 8/4/2009	17,361,188	181,793	183,474	1,681
Swiss Franc,
Expiring 8/4/2009	59,062	54,116	55,268	1,152

Sales:		Proceeds ($)
Australian Dollar,
Expiring 8/5/2009	373,145	307,845	312,080	(4,236)
British Pound,
Expiring 8/4/2009	110,660	182,644	184,852	(2,208)
Norwegian krone,
Expiring 8/3/2009	25,266	4,052	4,122	(70)

Gross Unrealized Appreciation				5,464
Gross Unrealized Depreciation				(6,514)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic	1,758,376	-	-	1,758,376
Equity Securities - Foreign	4,992,365	-	-	4,992,365
Mutual Funds	169,000	-	-	169,000
Other Financial Instruments+	-	5,464	-	5,464
Liabilities ($)
Other Financial Instruments+	-	(6,514)	-	(6,514)
† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increase between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts decrease between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decrease between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increase between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds – Dreyfus Global Sustainability Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 22, 2009

EXHIBIT INDEX

           (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)